BRIDGE BUILDER TRUST

Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”)

Supplement dated May 8, 2024

to the Prospectus dated October 27, 2023

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Janice Davies has been added as a portfolio manager of the portion of the assets of the Large Cap Growth Fund managed by Lazard Asset Management LLC (“Lazard’s Allocated Portion of the Large Cap Growth Fund”). Andrew Lacey, Martin Flood, H. Ross Seiden and Louis Florentin-Lee continue to serve as portfolio managers of Lazard’s Allocated Portion of the Large Cap Growth Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “Lazard” in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section” for the Large Cap Growth Fund is replaced with the following:

Portfolio Managers	Position with Lazard	Length of Service to the Fund

Andrew Lacey	Managing Director and Portfolio Manager/Analyst	Since Inception

Martin Flood	Managing Director and Portfolio Manager/Analyst	Since Inception

H. Ross Seiden	Managing Director and Portfolio Manager/Analyst	Since September 2015

Louis Florentin-Lee	Managing Director and Portfolio Manager/Analyst	Since December 2018

Janice Davies	Managing Director and Portfolio Manager/Analyst	Since April 2024

2.

The sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers – Large Cap Growth Fund – Lazard – Portfolio Managers” under the section entitled “Management of the Funds” is replaced with the following:

Portfolio Managers:

Andrew Lacey and Martin Flood have been portfolio managers of the Large Cap Growth Fund since its inception. H. Ross Seiden has been a portfolio manager of the Large Cap Growth Fund since September 2015. Louis Florentin-Lee has been a portfolio manager of the Large Cap Growth Fund since December 2018. Janice Davies has been a portfolio manager of the Large Cap Growth Fund since May 2024.

Mr. Lacey is a Managing Director and Portfolio Manager/Analyst at Lazard, and is a member of various US and global equity teams. He joined Lazard in 1995 as a Research Analyst.

Mr. Seiden is a Managing Director and Portfolio Manager/Analyst at Lazard, and is a member of various US equity teams at Lazard. Prior to joining Lazard in 2010, he was an Equity Research Associate covering the financials sector at Credit Suisse. Mr. Seiden began working in the investment field in 2006.

Mr. Florentin-Lee is a Managing Director and Portfolio Manager/Analyst at Lazard, and is a member of various global equity teams at Lazard. Prior to joining Lazard in 2004, he was an equity research analyst at Soros Funds Limited and Schroder Investment Management. Mr. Florentin-Lee began working in the investment field in 1996.

Mr. Flood is a Managing Director and Portfolio Manager/Analyst at Lazard. He joined Lazard in 1996 and is a member of various US and global equity teams at Lazard.

Ms. Davies is a Managing Director and Portfolio Manager/Analyst at Lazard. She joined Lazard in 2021 and the US Equity Select team in April 2024. Prior to joining Lazard, she was a portfolio manager with Abu Dhabi Investment Authority, a sovereign wealth fund for the Emirate of Abu Dhabi from 2018 – 2021. She has over 25 years of investment experience.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”)

Supplement dated May 8, 2024

to the Statement of Additional Information (“SAI”)

dated October 27, 2023, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Janice Davies has been added as a portfolio manager of the portion of the assets of the Large Cap Growth Fund managed by Lazard Asset Management LLC (“Lazard’s Allocated Portion of the Large Cap Growth Fund”). Andrew Lacey, Martin Flood, H. Ross Seiden and Louis Florentin-Lee continue to serve as portfolio managers of Lazard’s Allocated Portion of the Large Cap Growth Fund.

Accordingly, the SAI is hereby supplemented and revised as follows:

The sub-section entitled “Other Accounts Managed by Portfolio Managers” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Large Cap Growth Fund – Lazard Asset Management LLC (“Lazard”)” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies, for each portfolio manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information is shown as of June 30, 2023, unless otherwise noted. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts

Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

All Accounts

Andrew Lacey	13	$20.74 billion	8	$3.06 billion	92	$7.53 billion

H. Ross Seiden	6	$20.33 billion	4	$1.62 billion	70	$4.11 billion

Louis Florentin-Lee	11	$21.49 billion	14	$2.94 billion	108	$7.79 billion

Martin Flood	15	$21.44 billion	18	$4.12 billion	192	$12.97 billion

Janice Davies[1]	2	$84.06 million	6	$291.66 million	4	$237.54 million

Accounts Subject to Performance Fees

Andrew Lacey	2	$20.23 billion	2	$947 million	0	$0

H. Ross Seiden	2	$20.23 billion	2	$947 million	0	$0

Louis Florentin-Lee	2	$20.23 billion	0	$0	2	$75 million

Martin Flood	2	$20.23 billion	2	$947 million	4	$614 million

Janice Davies[1]	0	$0	0	$0	1	$147.48 million

1As of March 31, 2024.

As of June 30, 2023, for Messrs. Lacey, Seiden, Florentin-Lee and Flood and as of March 31, 2024, for Ms. Davies, the above-listed portfolio managers did not beneficially own any shares of the Fund.

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